Inverse NASDAQ-100 2x Strategy Fund Expense Example, No Redemption - Class A and Class C [Member] - Inverse NASDAQ-100 2x Strategy Fund - Class C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 288
Expense Example, No Redemption, 3 Years	903
Expense Example, No Redemption, 5 Years	1,544
Expense Example, No Redemption, 10 Years	$ 3,264